CONVERTIBLE NOTES PAYABLE (Details Narrative) - USD ($)	1 Months Ended		3 Months Ended		12 Months Ended
	Jul. 31, 2023	May 31, 2022	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2022	Feb. 01, 2024
Short-Term Debt [Line Items]
Convertible notes payable					$ 450,000
Original issue discount percentage			10.00%
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		4,800
Debt instrument Maturity date				Jul. 31, 2023
Expected term		5 years				5 years
Proceeds from warrants exercise		$ 9,600
Conversion of common stock percentage		70.00%
Common stock purchase percentage		50.00%
Fair value of the financial instruments					1,387,060
Proceeds from warrants					450,000
Proceeds from debt					145,992
Warrants and the convertible notes					445,032
Interest expense		$ 192,857
Accrued interest					16,480
Debt borrowing limit				$ 375,000
Common stock Series B issued in Merger, shares	18,000
Remaining original issuance discount			$ 0	0
Amortization of original issue discount			$ 0	$ 0
Extensions Two [Member]
Short-Term Debt [Line Items]
Common stock Series B issued in Merger, shares	9,000
Extensions One [Member]
Short-Term Debt [Line Items]
Common stock Series B issued in Merger, shares	9,000
Warrants [Member]
Short-Term Debt [Line Items]
Proceeds from warrants					282,109
Original Issue Discount [Member]
Short-Term Debt [Line Items]
Proceeds from warrants					21,899
Minimum [Member]
Short-Term Debt [Line Items]
Debt instrument interest percentage			0.60%
Maximum [Member]
Short-Term Debt [Line Items]
Debt instrument interest percentage			2.40%
Measurement Input, Price Volatility [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Risk free interest rate		40.06
Measurement Input, Price Volatility [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Risk free interest rate		80.17
Measurement Input, Expected Term [Member]
Short-Term Debt [Line Items]
Expected term		5 years
Measurement Input, Risk Free Interest Rate [Member]
Short-Term Debt [Line Items]
Risk free interest rate		2.95
Notes Two [Member]
Short-Term Debt [Line Items]
Convertible notes payable					225,000
Notes One [Member]
Short-Term Debt [Line Items]
Convertible notes payable					$ 225,000
Note Holder [Member]
Short-Term Debt [Line Items]
Convertible notes payable		$ 600,000
Debt instrument interest percentage		10.00%
Original issue discount percentage		15.00%
Note Holder [Member] | Notes Two [Member]
Short-Term Debt [Line Items]
Convertible notes payable		$ 300,000
Note Holder [Member] | Notes One [Member]
Short-Term Debt [Line Items]
Convertible notes payable		$ 300,000
Convertible Notes [Member] | Individual Consultants Two [Member]
Short-Term Debt [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		292
Debt instrument Maturity date		Feb. 25, 2023